(Loss) Income per Share	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Income (loss) per Common Share
Income (loss) per Common Share

Note 7. (Loss) Income per Share

Basic (loss) income per share is computed by dividing the net (loss) income adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted (loss) income per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. Basic and diluted (loss) income per share for the three months ended August 31, 2025 and August 31, 2024 were calculated as follows:

	Three months ended August 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net (loss) income	$(5,540)	$19,227
Less: Accrued preferred stock dividends	(373)	(372)
Basic net (loss) income applicable to common stockholders	(5,913)	18,855
Reallocation of undistributed earnings as a result of conversion of preferred stock	—	372
Diluted net (loss) income applicable to common stockholders	$(5,913)	$19,227

Denominator:
Basic weighted average common shares outstanding	1,252,551	1,135,043
Effect of dilutive securities:
Warrant exercises	—	25,450
Preferred stock conversions	—	37,794
Diluted weighted average common shares outstanding	1,252,551	1,198,287

Basic (loss) income per share	$(0.00)	$0.02
Diluted (loss) income per share	$(0.00)	$0.02

The table below shows the approximate number of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, PSUs, warrants, convertible notes, and convertible preferred stock (including undeclared dividends) that were not included in the computation of diluted weighted average number of shares of common stock outstanding for the periods presented:

	Three months ended August 31,
(in thousands)	2025	2024
Stock options, PSUs, and warrants	254,959	232,597
Convertible notes	12,000	12,000
Convertible preferred stock	40,761	—

Note 7. Income (loss) per Common Share

Basic income (loss) per share is computed by dividing the net income (loss) adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. For periods in which the Company has generated a net loss, the basic and diluted weighted average shares outstanding are the same, since including the additional shares would have an anti-dilutive effect on the loss per share.

The reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share computations are as follows:

	Years ended May 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net income (loss)	$3,745	$(49,841)
Less: Accrued preferred stock dividends	(1,483)	(1,483)
Net income (loss) applicable to common stockholders	$2,261	$(51,324)
Denominator:
Basic weighted average common shares outstanding	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises	34,821	—
Option exercises	2,346	—
Diluted weighted average common shares outstanding	1,242,922	969,509

Basic income (loss) per share	0.00	(0.05)
Diluted income (loss) per share	0.00	(0.05)

Refer to Note 13, Subsequent Events for additional information regarding the shares issued subsequent to May 31, 2025.

The table below shows the numbers of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, warrants, unvested restricted stock (including those subject to performance conditions), convertible preferred stock (including undeclared dividends), and convertible notes that were not included in the computation of the diluted weighted average number of shares of common stock outstanding for the periods presented:

	Years ended, May 31
(in thousands)	2025	2024
Stock options, PSUs, and warrants	217,785	387,294
Convertible notes	12,000	12,000
Convertible preferred stock	40,013	37,046